THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 40.9%
	COMMODITY - 0.9%
1,261	SPDR Gold Shares(a),(b)			$ 448,197
	FIXED INCOME - 40.0%
97,570	iShares 0-3 Month Treasury Bond ETF(e)			9,825,299
107,090	SPDR Bloomberg 1-3 Month T-Bill ETF			9,825,508
				19,650,807

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,061,943)			20,099,004

	SHORT-TERM INVESTMENTS — 52.0%
	MONEY MARKET FUNDS - 52.0%
5,118,100	DWS Government Money Market Series Institutional Class, 4.08%(c)			5,118,100
5,118,100	Fidelity Government Portfolio Class I, 4.03%(c)			5,118,100
5,118,100	First American Government Obligations Fund Class Z, 4.00%(c)			5,118,100
5,070,932	First American Government Obligations Fund Class Z, 4.00%(b), (c)			5,070,932
5,118,100	Invesco Treasury Portfolio Institutional Class, 3.98%(c)			5,118,100
	TOTAL MONEY MARKET FUND (Cost $25,543,332)			25,543,332

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,543,332)			25,543,332

Units	COLLATERAL FOR SECURITIES LOANED - 19.4%
9,535,200	Mount Vernon Liquid Assets Portfolio, LLC, , 4.27% (c) (d)			9,535,200

	TOTAL COLLATERAL FOR SECURITIES LENDING (Cost $9,535,200)

	TOTAL INVESTMENTS - 112.3% (Cost $55,140,475)			$ 55,177,536
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3)%			(6,061,258)
	NET ASSETS - 100.0%			$49,116,278

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
126	COMEX Gold 100 Troy Ounces Futures(b)	12/30/2025	$ 48,974,940	$ 6,047,580
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2025.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $9,344,960 at September 30, 2025.